Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31, 2020	June 30, 2021
Furniture and fixtures	$808	$838
Office equipment	765	776
Machinery and equipment	752	752
Computer equipment	610	840
Software and website design	1,704	2,420
Leasehold improvements	3,017	3,017
Capital projects in progress	312	360

Total property and equipment	7,968	9,003
Less: accumulated depreciation and amortization	(1,439)	(2,095)

Property and equipment, net	$6,529	$6,908

Property and equipment, net consists of the following (in thousands):

	December 31,
	2019	2020
Furniture and fixtures	$769	$808
Office equipment	546	765
Machinery and equipment	424	752
Computer equipment	378	610
Software and website design	19	1,704
Vehicles	19	—
Leasehold improvements	3,017	3,017
Capital projects in progress	1,041	312

Total property and equipment	6,213	7,968
Less: accumulated depreciation and amortization	(464)	(1,439)

Property and equipment, net	$5,749	$6,529